Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-10-31	12 Months Ended
Mar. 31, 2026
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Oct. 31, 2023
Erroneous Compensation Analysis

Clawback policY

In compliance with SEC and Nasdaq listing standards, in October 2023, the Compensation Committee adopted the Mesa Laboratories, Inc. Executive Compensation Clawback Policy (the “Clawback Policy”). The Clawback Policy provides that if Mesa is required to prepare an accounting restatement due to Mesa's material non-compliance with any financial reporting requirement, we are required to recoup (subject to certain limited exceptions described in the Clawback Policy) any cash or performance-based equity incentive compensation received by any current or former executive officer in the three years prior to the date we are required to restate our financial statements that is in excess of the amount that would have been received based on the restated financial statements. A copy of the Clawback Policy is included as Exhibit 97.1 to our 2026 Annual Report filed with the SEC on June 3, 2026.